INCOME TAXES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2011	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Tax loss carryforwards	$ 4,204,000		$ 2,560,000
Deferred tax assets	1,587,000	600,000	974,000
Valuation allowance	1,587,000	600,000	974,000
Valuation allowance increase	$ 613,000	$ 374,000